Real Estate Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate Properties [Line Items]
Real estate investments, gross	$ 13,912,939	$ 13,318,334	$ 12,655,847
Less: Accumulated depreciation	(3,018,818)	(2,812,205)	(2,633,909)
Real estate investments, net	10,894,121	10,506,129	10,021,938
Land
Real Estate Properties [Line Items]
Real estate investments, gross	4,631,013	4,536,013	4,143,513
Buildings, building improvements, land improvements and integral equipment
Real Estate Properties [Line Items]
Real estate investments, gross	$ 9,281,926	$ 8,782,321	$ 8,512,334